Accounts Receivable - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Accounts Receivable - Schedule of Allowance for Credit Losses (Details) [Line Items]
Beginning balance
Ending balance	4,264
Initial allowance for credit losses	1,867
Provision	2,703
Accounts written off	(306)
Foreign currency translation
Predecessor [Member]
Accounts Receivable - Schedule of Allowance for Credit Losses (Details) [Line Items]
Beginning balance		$ 1,098
Ending balance		2,241
Initial allowance for credit losses
Provision		1,353
Accounts written off		(226)
Foreign currency translation		$ 16